Other Payables, Accruals and Advance Receipts (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other Payables, Accruals and Advance Receipts
Accrued research and development expenses	$ 149,921	$ 116,134
Accrued salaries and benefits	32,445	41,786
Accrued administrative and other general expenses	17,450	15,836
Accrued selling and marketing expenses	11,370	8,412
Accrued capital expenditures	7,095	11,343
Deposits	2,286	2,111
Amounts due to related parties (Note 17(ii))	2,062	1,915
Deferred government grants	311	314
Others	10,666	12,988
Total other payables, accruals and advance receipts	$ 233,606	$ 210,839